Revenue (Tables)	9 Months Ended
Sep. 30, 2019
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Schedule of Revenue Recognized in Statement of Profit or Loss

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(EUR’000)		(EUR’000)
Revenue from the rendering of services (recognized over time)	1,586	20	8,874	66
License income (recognized at a point in time)	657	—	1,994	—

Total revenue (1)	2,243	20	10,868	66

Revenue from external customers (geographical)
North America	2,243	20	10,868	66

Total revenue (1)	2,243	20	10,868	66

(1)	For the three and nine months ended September 30, 2019, “Total revenue” includes recognition of previously deferred revenue from associate of €1,461 thousand, and €5,337 thousand, respectively.